Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables
Trade receivables	£ 2,184	£ 2,025
Prepayments and accrued income	283	288
Current tax receivable	42	6
Net finance lease receivable	2	4
Total	2,511	2,323
Gross
Trade and other receivables
Trade receivables	2,306	2,144
Loss allowance
Trade and other receivables
Trade receivables	£ (122)	£ (119)